Schedule of Investments
November 30, 2022
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–127.79%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2023(b)(c)	$1,000,000	$935,092
CFCRE Commercial Mortgage Trust,
Series 2018-TAN, Class C, 5.29%, 02/15/2023(b)	5,000,000	4,781,324
Series 2018-TAN, Class E, 6.66%, 02/15/2023(b)(d)	5,000,000	4,750,992
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.55%, 04/10/2023(b)(d)(e)	14,500,000	13,921,801
Series 2013-GC15, Class A4, 4.37%, 09/10/2023(d)	3,111,450	3,073,700
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(d)	4,000,000	3,577,400
Series 2014-GC19, Class D, 5.26%, 02/10/2024(b)(d)(e)	1,500,000	1,404,154
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 5.07%, 05/15/2023(b)(d)(e)	1,500,000	1,281,191
Series 2013-CR11, Class D, 5.28%, 09/10/2023(b)(d)(e)	14,523,000	13,885,851
Series 2013-CR6, Class D, 4.23%, 02/10/2023(b)(d)	3,375,000	3,257,092
Series 2013-CR8, Class D, 4.03%, 05/10/2023(b)(d)(e)	6,000,000	5,705,983
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(d)	7,000,000	6,481,236
Series 2014-CR14, Class D, 4.73%, 01/10/2024(b)(d)(e)	12,267,000	11,172,666
Series 2014-CR16, Class D, 5.08%, 04/10/2024(b)(d)(e)	12,680,000	11,029,744
Series 2014-LC15, Class D, 5.17%, 03/10/2024(b)(d)(e)	9,010,000	8,322,421
Series 2014-UBS3, Class C, 4.90%, 05/10/2024(d)(e)	10,250,000	9,659,134
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2026(b)(d)	500,000	377,798
FREMF Mortgage Trust,
Series 2014-K36, Class B, 1.11%, 10/25/2023(b)(d)	1,025,000	1,008,612
Series 2015-KF12, Class B, 10.90% (1 mo. USD LIBOR + 7.10%), 12/25/2022(b)(c)	855,534	854,092
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.56%, 01/10/2023(b)(d)(e)	6,625,000	6,075,228
Series 2013-GC10, Class XA, IO, 1.48%, 12/10/2022(e)(f)	5,189,592	55
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 8.05% (1 mo. USD LIBOR + 4.17%), 07/15/2023(b)(c)	1,000,000	819,500
GS Mortgage Securities Trust,
Series 2013-GC12, Class B, 3.78%, 05/10/2023(d)	1,865,000	1,833,468
Series 2013-GC13, Class D, 4.21%, 06/10/2025(b)(d)(e)	11,546,000	5,159,529
Principal Amount		Value
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(e)	$8,500,000	$7,970,384
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	1,856,912
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class D, 4.35%, 02/15/2023(d)(e)	19,348,000	17,163,172
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(d)	860,000	720,038
Series 2013-C13, Class XA, IO, 0.19%, 06/15/2023(e)(f)	56,117,785	13,581
Series 2013-C13, Class XC, IO, 0.23%, 07/15/2023(b)(f)	69,684,664	68,444
Series 2013-C16, Class D, 5.17%, 11/15/2023(b)(d)(e)	13,875,000	13,095,272
Series 2013-LC11, Class D, 4.37%, 05/15/2023(d)(e)	10,248,000	8,520,438
Series 2018-PHH, Class E, 6.59% (1 mo. USD LIBOR + 2.71%), 06/15/2023(b)(c)(e)	3,000,000	992,598
Series 2018-PHH, Class F, 7.19% (1 mo. USD LIBOR + 3.31%), 06/15/2023(b)(c)	2,500,000	461,648
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)(d)	3,500,000	2,959,944
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.22%, 06/15/2023(d)(e)	3,191,933	2,998,687
Series 2014-C19, Class B, 4.39%, 04/15/2024(d)	6,500,000	6,203,001
Series 2014-C19, Class D, 4.80%, 04/15/2024(b)(d)(e)	2,500,000	2,278,609
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class D, 4.21%, 06/15/2023(b)(d)(e)	3,426,000	2,354,236
Series 2013-C13, Class XA, IO, 1.10%, 11/15/2023(e)(f)	34,892,572	201,840
Series 2014-C14, Class D, 5.23%, 02/15/2024(b)(d)(e)	7,579,400	7,188,779
Series 2014-C15, Class D, 5.05%, 04/15/2024(b)(d)(e)	16,500,000	15,278,675
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.29%, 01/10/2023(b)(d)(e)	8,090,000	5,416,960

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.93%, 04/15/2027(b)(d)(e)	$3,367,903	$3,294,230
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	740,475
Series 2013-C12, Class XA, IO, 1.18%, 03/15/2023(b)(e)(f)	2,786,900	64
Series 2013-C13, Class XA, IO, 1.30%, 04/15/2023(b)(e)(f)	18,216,566	12,429
Series 2013-C14, Class D, 4.09%, 06/15/2023(b)(d)(e)	3,400,000	3,089,500
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	7,824,130
Series 2013-C17, Class D, 5.20%, 11/15/2023(b)(d)(e)	20,419,000	18,903,845
Series 2013-UBS1, Class D, 5.19%, 12/15/2023(b)(d)(e)	5,000,000	4,799,817
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(e)	10,000,000	9,131,207
Total Asset-Backed Securities (Cost $295,765,750)		262,906,978
Shares
Preferred Stocks–5.79%
Mortgage REITs–5.79%
Chimera Investment Corp., 8.00%, Series D, Pfd.(g)	167,800	3,386,204
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	65,000	1,414,400
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	102,181	2,229,589
Rithm Capital Corp., 7.00%, Series D, Pfd.(g)	80,000	1,546,400
Shares		Value
Mortgage REITs–(continued)
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	173,200	$3,332,368
Total Preferred Stocks (Cost $14,655,620)		11,908,961
Principal Amount
U.S. Dollar Denominated Bonds & Notes–1.56%
Homebuilding–1.56%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b) (Cost $3,268,273)	$3,250,000	3,208,564
Shares
Money Market Funds–2.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(h)(i)	1,784,235	1,784,235
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(h)(i)	1,274,501	1,274,883
Invesco Treasury Portfolio, Institutional Class, 3.76%(h)(i)	2,039,126	2,039,126
Total Money Market Funds (Cost $5,098,063)		5,098,244
TOTAL INVESTMENTS IN SECURITIES–137.62% (Cost $318,787,706)		283,122,747
REVERSE REPURCHASE AGREEMENTS– (38.89)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—1.27%		2,607,055
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$205,729,802
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $216,448,466, which represented 105.21% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(e)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$386,992	$8,796,581	$(7,399,338)	$-	$-	$1,784,235	$6,445
Invesco Liquid Assets Portfolio, Institutional Class	276,387	6,283,272	(5,285,190)	162	252	1,274,883	7,715
Invesco Treasury Portfolio, Institutional Class	442,277	10,053,235	(8,456,386)	-	-	2,039,126	11,857
Total	$1,105,656	$25,133,088	$(21,140,914)	$162	$252	$5,098,244	$26,017

(i)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(2.82)%	Semi-Annually	12/01/2023	USD	8,000,000	$—	$177,561	$177,561
Receive	1 Month USD LIBOR	Monthly	(2.12)	Semi-Annually	12/01/2023	USD	50,000,000	—	1,369,920	1,369,920
Total Centrally Cleared Interest Rate Swap Agreements								$—	$1,547,481	$1,547,481

(a)	Centrally cleared swap agreements collateralized by $383,501 cash held with Merrill Lynch International.

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$262,906,978	$—	$262,906,978
Preferred Stocks	11,908,961	—	—	11,908,961
U.S. Dollar Denominated Bonds & Notes	—	3,208,564	—	3,208,564
Money Market Funds	5,098,244	—	—	5,098,244
Total Investments in Securities	17,007,205	266,115,542	—	283,122,747
Other Investments - Assets*
Swap Agreements	—	1,547,481	—	1,547,481
Other Investments - Liabilities
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$17,007,205	$187,663,023	$—	$204,670,228

*	Unrealized appreciation (depreciation).
Invesco High Income 2023 Target Term Fund